Label	Element	Value
Pear Tree Essex Environmental Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pear Tree Essex Environmental Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of Environmental Opportunities Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Environmental Opportunities Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Environmental Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Environmental Opportunities Fund’s performance. During the most recent fiscal period, Environmental Opportunities Fund’s portfolio turnover rate was 31 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Environmental Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Environmental Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Environmental Opportunities Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that the fee waiver and expense reimbursement agreements currently in effect expire July 31, 2024; therefore, amounts for 3-, 5- and 10-year periods do not include any adjustment to reflect any fee waivers or expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, Environmental Opportunities Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities of clean-tech companies. A clean-tech company is a company that the Fund’s sub-adviser believes provides leading technology solutions to solve environmental challenges, primarily focusing on climate change. Environmental Opportunities Fund invests in companies across all market capitalizations, although it expects most to be small- and mid-cap companies (i.e., at the time of investment, a market capitalization at least $100 million and less than $10 billion). Equity securities in which Environmental Opportunities Fund may invest include common stocks and preferred stocks, as well as equity securities of foreign companies, either directly or through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).
In managing Environmental Opportunities Fund’s portfolio, its sub-adviser uses its proprietary Global Environmental Opportunities Strategy (“GEOS”) to identify companies with a strong growth potential that are pursuing natural resource optimization and are engaged in finding energy efficiency solutions, lessening dependence on fossil fuels and limiting greenhouse gasses. GEOS focuses on approximately 100 issuers out of a universe of approximately 700 eligible issuers, each of which generates at least 25 percent of its revenues from one or more of nine “environmental investment themes”: Agricultural Productivity & Clean Fuels; Clean Technology & Efficiency; Efficient Transport; Environmental Finance; Power Technology; Power Merchants & Generation; Renewable Energy; Low Carbon Commerce; and Water. In addition to its environmental assessment, the sub-adviser ranks the universe of stocks according to a number of factors, including growth in revenues, earnings and free cash flow, valuation, balance sheet strength, and capital efficiency. The sub-adviser also attempts to diversify the portfolio across geographies, industries, and environmental themes. Environmental Opportunities Fund will typically hold at any given time securities of between 35 and 75 issuers.
Environmental Opportunities Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
While the Environmental Opportunities Fund’s investment objective, principal investment strategies, and risks are identical to fund’s predecessor (the “Predecessor Fund”) and theoretically would have invested in the same portfolio of securities, the Environmental Opportunities Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.
The bar chart and table that follow provide some indication of the risks of investing in the Environmental Opportunities Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Environmental Opportunities Fund will perform in the future. Updated performance information is available at www.peartreefunds.com.
Performance information shown prior to the close of business on August 31, 2021 is that of the Predecessor Fund. Accordingly, the returns of the Ordinary Shares in the bar chart and table are the returns of the Predecessor Fund’s Investor Class. Returns of the Institutional Shares shown in the table below reflect the returns of the Predecessor Fund’s Institutional Class.
Notes on Performance
The Predecessor Fund’s Investor Class and Institutional Class commenced operations on September 1, 2017. R6 Shares commenced operations on September 1, 2021.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Environmental Opportunities Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Environmental Opportunities Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Ordinary Shares The bar chart below provides performance information for Environmental Opportunities Fund’s Ordinary Shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Calendar year-to-date return of the Ordinary Shares of Environmental Opportunities Fund as of September 30, 2023 was (9.00%).
Highest/Lowest quarterly results during this time period were:
Best Quarter:	Q4 2020	37.95%
Worst Quarter:	Q1 2020	(23.30)%

Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar year-to-date return of the Ordinary Shares of Environmental Opportunities Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.30%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2022
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Essex Environmental Opportunities Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in Environmental Opportunities Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Pear Tree Essex Environmental Opportunities Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money by investing in Environmental Opportunities Fund.
Pear Tree Essex Environmental Opportunities Fund | Market Industry And Specific Holdings [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market, Industry and Specific Holdings. The share price of Environmental Opportunities Fund may fall because of weakness in and external shocks to the stock markets, generally, weakness with respect to a particular industry in which Environmental Opportunities Fund has significant holdings, or weaknesses associated with one or more specific companies in which Environmental Opportunities Fund may have substantial investments.
Pear Tree Essex Environmental Opportunities Fund | Sector Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Concentration Risk. Environmental Opportunities Fund focuses its investments on a particular economic sector, clean-tech companies. Clean-tech companies may be adversely impacted by decreases in political support, government spending, public interest, withdrawal or non-renewal of tax credits, changes in legislation and by disruptive technologies. The fund’s performance relative to the market also may be impacted by whether the clean-tech sector is out of favor by investors. Similarly, the fund’s exclusion of investments in companies other than clean tech may adversely affect the fund’s relative performance at times when those other types of investments are performing well.
Pear Tree Essex Environmental Opportunities Fund | Mid And Small Capitalization Securities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid- and Small-Capitalization Securities. Securities issued by mid- and small-cap companies tend to be more volatile than, and they typically present greater risks, than securities of larger companies. As a result, the performance of Environmental Opportunities Fund may be more volatile than a fund that invests only in large-cap stocks.
Pear Tree Essex Environmental Opportunities Fund | Growth Stock Investing [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Stock Investing. The growth investment style periodically comes into and falls out of favor with investors. Growth stocks generally are more volatile than the overall stock market.
Pear Tree Essex Environmental Opportunities Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. The Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of Environmental Opportunities Fund’s investments may prove to be incorrect.
Pear Tree Essex Environmental Opportunities Fund | Foreign Securities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities. Environmental Opportunities Fund’s investments in or exposure to foreign securities (primarily through ADRs, securities traded on non-U.S. exchanges) and foreign securities traded on U.S. exchanges may be adversely affected by political and economic conditions overseas, reduced market liquidity, or decreases in foreign currency values relative to the U.S. dollar. The value of a foreign security may change materially at times when U.S. markets are not open to trading.
Pear Tree Essex Environmental Opportunities Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. To meet shareholder redemption requests and other cash requirements, Environmental Opportunities Fund may have to sell certain portfolio securities at times when there may be few, if any, buyers, causing Environmental Opportunities Fund to accept sale prices below the amounts that had been used by the fund to determine its net asset value.
Pear Tree Essex Environmental Opportunities Fund | Cybersecurity And Technology Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity and Technology Risk. Environmental Opportunities Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to different threats and risks that could adversely affect Environmental Opportunities Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to Environmental Opportunities Fund and its shareholders.
Pear Tree Essex Environmental Opportunities Fund | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.73%)	[1]
5 Years	rr_AverageAnnualReturnYear05	6.69%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2017	[1]
Pear Tree Essex Environmental Opportunities Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	466
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	828
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,850
Annual Return 2018	rr_AnnualReturn2018	(15.79%)
Annual Return 2019	rr_AnnualReturn2019	25.43%
Annual Return 2020	rr_AnnualReturn2020	62.76%
Annual Return 2021	rr_AnnualReturn2021	10.89%
Annual Return 2022	rr_AnnualReturn2022	(27.88%)
1 Year	rr_AverageAnnualReturnYear01	(27.88%)
5 Years	rr_AverageAnnualReturnYear05	6.57%
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2017
Pear Tree Essex Environmental Opportunities Fund | Ordinary Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(27.89%)
5 Years	rr_AverageAnnualReturnYear05	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.37%	[2]
Pear Tree Essex Environmental Opportunities Fund | Ordinary Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.51%)
5 Years	rr_AverageAnnualReturnYear05	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%	[2]
Pear Tree Essex Environmental Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[3],[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,572
1 Year	rr_AverageAnnualReturnYear01	(27.69%)
5 Years	rr_AverageAnnualReturnYear05	6.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2017
Pear Tree Essex Environmental Opportunities Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	627
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,411
1 Year	rr_AverageAnnualReturnYear01	(27.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(24.18%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2017

[1]	The MSCI World Index (the “Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[2]	Inception of the Predecessor Fund.
[3]	The Manager has contractually agreed until July 31, 2024 to reimburse such portion of the expenses of the Fund attributable to Ordinary Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to Ordinary Shares, Institutional Shares and R6 Shares, excluding AFFE and extraordinary expenses, is not greater than 1.24 percent of the Fund’s net assets attributable to Ordinary Shares, 0.99 percent of the Fund’s net assets attributable to Institutional Shares, and 0.95 percent of the Fund’s net assets attributable to R6 Shares. The Manager has the right to recoup from the Fund amounts for certain expenses reimbursed by the sub-adviser for the benefit of the Fund’s predecessor fund. Pursuant to the Fund’s expense reimbursement agreement, if the actual amount of Fund expenses attributable to Institutional Shares and/or R6 Shares, determined as a percentage of the Fund’s net assets attributable to such share class, are less than the amount of Fund expenses determined using the percentage reimbursement caps applicable to the Fund share classes, the Manager may recoup an amount up to the amount of such difference, provided that the amount of recoupment may not exceed the recoupment amounts due to the sub-adviser from the predecessor fund, and the amount of recoupment does not cause the Fund’s expenses to exceed the percentage reimbursement caps applicable to the Fund share classes. In addition, the Manager shall not be entitled to any recoupment of reimbursed expenses at any time three years after such expenses had been reimbursed, and the Manager assigns its right to recoupment under the Fund’s expense reimbursement agreement to the sub-adviser. The maximum amount that may be recouped by the Manager through August 31, 2023 is $195,335, and through August 31, 2024 is $145,592. No amounts were recouped by the Manager in the fiscal year ended March 31, 2023.
[4]	The Manager, in its capacity as transfer agent, has contractally agreed until July31, 2024 to waive such portion of the fees that it would otherwise receive for serving as transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of the net assets of the Fund attributable to Institutional Shares. This fee waiver does not apply to Ordinary Shares or R6 Shares. This fee waiver agreement only may be terminated with the consent of the Trustees.